Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following:

Accrued expenses

	June 30,	December 31,
	2024	2023
Accrued payables	$2,135,491	$2,058,395
Employment taxes payable	2,589,397	1,070,456
Other accrued expenses	63,346	(336)
Total accrued expenses	$4,788,234	$3,128,515